Note 22 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Quarterly Financial Information [Table Text Block]
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2020	2020	2020	2020

Total interest and dividend income	$13,009	$13,155	$13,507	$12,967
Total interest expense	2,976	2,430	2,148	1,696

Net interest income	10,033	10,725	11,359	11,271
Provision for loan losses	2,740	1,000	4,000	2,100

Net interest income after provision for loan losses	7,293	9,725	7,359	9,171

Total noninterest income	1,074	1,495	1,811	1,610
Total noninterest expense	7,252	7,689	7,022	7,825

Income before income taxes	1,115	3,531	2,148	2,956
Income taxes	74	565	295	467

Net income	$1,041	$2,966	$1,853	$2,489

Per share data:
Net income
Basic	$0.16	$0.47	$0.29	$0.39
Diluted	0.16	0.46	0.29	0.39
Average shares outstanding:
Basic	6,417,109	6,369,467	6,376,291	6,378,706
Diluted	6,429,443	6,388,118	6,385,765	6,397,681
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2019	2019	2019	2019

Total interest and dividend income	$13,484	$13,720	$13,885	$13,436
Total interest expense	3,254	3,451	3,307	3,128

Net interest income	10,230	10,269	10,578	10,308
Provision for loan losses	240	110	80	460

Net interest income after provision for loan losses	9,990	10,159	10,498	9,848

Total noninterest income	1,132	1,299	1,105	1,305
Total noninterest expense	7,500	7,482	7,673	7,378

Income before income taxes	3,622	3,976	3,930	3,775
Income taxes	611	686	661	634

Net income	$3,011	$3,290	$3,269	$3,141

Per share data:
Net income
Basic	$0.46	$0.51	$0.51	$0.48
Diluted	0.46	0.50	0.51	0.48
Average shares outstanding:
Basic	6,498,278	6,502,508	6,458,258	6,423,543
Diluted	6,510,568	6,514,946	6,479,066	6,455,387